Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ 383	£ (1,115)
Actuarial losses arising from changes in demographic assumptions	0	38
Actuarial gains arising from experience adjustments	(30)	(10)
Actuarial (gains)/losses arising from changes in financial assumptions	(1,098)	1,463
Pension remeasurement	£ (745)	£ 376